Schedule of Investments
(unaudited)
December 31, 2022
iShares
®
North American Natural Resources ETF
1
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Construction Materials — 2.2%
Eagle Materials, Inc. ................. 14,307 $ 1,900,685
Martin Marietta Materials, Inc. .......... 24,064 8,132,910
Summit Materials, Inc., Class A
(a)(b)
....... 45,760 1,299,135
Vulcan Materials Co. ................ 51,502 9,018,515
20,351,245
Containers & Packaging — 5.8%
Amcor plc ........................ 577,181 6,874,226
AptarGroup, Inc. ................... 25,321 2,784,804
Avery Dennison Corp. ................ 31,394 5,682,314
Ball Corp. ........................ 121,713 6,224,403
Berry Global Group, Inc. .............. 48,460 2,928,438
Crown Holdings, Inc. ................ 46,464 3,819,805
Graphic Packaging Holding Co. ......... 118,919 2,645,948
Greif, Inc., Class A, NVS .............. 9,895 663,559
International Paper Co. ............... 137,715 4,769,070
O-I Glass, Inc.
(b)
.................... 59,952 993,405
Packaging Corp. of America ........... 35,831 4,583,143
Pactiv Evergreen, Inc. ............... 15,019 170,616
Sealed Air Corp. ................... 56,088 2,797,669
Silgan Holdings, Inc.
(a)
............... 32,422 1,680,756
Sonoco Products Co.
(a)
............... 37,839 2,297,206
WestRock Co. ..................... 98,444 3,461,291
52,376,653
Energy Equipment & Services — 8.1%
Baker Hughes Co., Class A ............ 388,038 11,458,762
Cactus, Inc., Class A
(a)
............... 23,513 1,181,763
ChampionX Corp. .................. 77,358 2,242,608
Halliburton Co. .................... 351,841 13,844,943
Helmerich & Payne, Inc. .............. 40,908 2,027,810
Liberty Energy, Inc., Class A ........... 59,837 957,990
NexTier Oilfield Solutions, Inc.
(b)
......... 62,006 572,936
Noble Corp. plc
(b)
................... 38,162 1,439,089
NOV, Inc. ........................ 152,112 3,177,620
Patterson-UTI Energy, Inc. ............ 83,687 1,409,289
Schlumberger Ltd. .................. 549,432 29,372,635
TechnipFMC plc
(a)(b)
................. 173,280 2,112,283
Transocean Ltd.
(a)(b)
................. 258,641 1,179,403
Valaris Ltd.
(a)(b)
..................... 23,301 1,575,614
Weatherford International plc
(b)
.......... 25,013 1,273,662
73,826,407
Metals & Mining — 11.2%
Agnico Eagle Mines Ltd. .............. 176,563 9,179,510
Alamos Gold, Inc., Class A
(a)
........... 151,735 1,534,041
Alcoa Corp. ....................... 68,583 3,118,469
Arconic Corp.
(a)(b)
................... 39,044 826,171
B2Gold Corp. ..................... 414,983 1,481,489
Barrick Gold Corp.
(a)
................. 684,634 11,762,012
Compass Minerals International, Inc.
(a)
..... 13,279 544,439
First Majestic Silver Corp.
(a)
............ 92,331 770,041
Franco-Nevada Corp. ................ 74,264 10,135,551
Freeport-McMoRan, Inc. .............. 553,821 21,045,198
Hecla Mining Co.
(a)
.................. 217,408 1,208,789
Kinross Gold Corp.
(a)
................ 487,545 1,994,059
Lithium Americas Corp.
(a)(b)
............ 41,040 777,708
MP Materials Corp., Class A
(a)(b)
......... 35,914 871,992
Newmont Corp. .................... 307,550 14,516,360
Novagold Resources, Inc.
(b)
............ 93,686 560,242
Pan American Silver Corp.
(a)
........... 81,581 1,333,034
Royal Gold, Inc.
(a)
................... 25,432 2,866,695
SSR Mining, Inc.
(a)
.................. 79,842 1,251,124
Teck Resources Ltd., Class B
(a)
......... 174,051 6,582,609
Security
Shares
Shares Value
Metals & Mining (continued)
Wheaton Precious Metals Corp. ......... 175,192 $ 6,846,503
Yamana Gold, Inc.
(a)
................. 371,608 2,062,424
101,268,460
Oil, Gas & Consumable Fuels — 72.1%
Antero Midstream Corp. .............. 129,778 1,400,305
Antero Resources Corp.
(b)
............. 106,980 3,315,310
APA Corp. ....................... 124,661 5,819,175
Arch Resources, Inc., Class A .......... 6,989 997,959
California Resources Corp.
(a)
........... 28,602 1,244,473
Callon Petroleum Co.
(b)
............... 19,972 740,761
Cameco Corp.
(a)
.................... 167,545 3,798,245
Canadian Natural Resources Ltd.
(a)
....... 429,047 23,824,980
Cenovus Energy, Inc.
(a)
............... 535,606 10,396,112
Cheniere Energy, Inc. ................ 96,348 14,448,346
Chesapeake Energy Corp. ............ 41,513 3,917,582
Chevron Corp. ..................... 510,906 91,702,518
Chord Energy Corp. ................. 16,161 2,210,986
Civitas Resources, Inc. ............... 20,126 1,165,899
CNX Resources Corp.
(b)
.............. 70,283 1,183,566
Comstock Resources, Inc.
(a)
............ 35,218 482,839
ConocoPhillips .................... 354,335 41,811,530
CONSOL Energy, Inc. ................ 12,667 823,355
Coterra Energy, Inc. ................. 305,601 7,508,617
Crescent Point Energy Corp.
(a)
.......... 215,066 1,537,722
CVR Energy, Inc. ................... 11,389 356,931
Denbury, Inc.
(b)
.................... 19,350 1,683,837
Devon Energy Corp. ................. 253,338 15,582,820
Diamondback Energy, Inc. ............. 68,200 9,328,396
DT Midstream, Inc. .................. 37,563 2,075,731
Enbridge, Inc.
(a)
.................... 784,543 30,675,631
Enerplus Corp.
(a)
................... 90,000 1,588,500
Enviva, Inc. ....................... 11,982 634,686
EOG Resources, Inc. ................ 227,595 29,478,104
EQT Corp. ....................... 142,367 4,816,276
Equitrans Midstream Corp. ............ 167,971 1,125,406
Exxon Mobil Corp. .................. 849,096 93,655,289
Hess Corp. ....................... 107,556 15,253,592
HF Sinclair Corp. ................... 52,155 2,706,323
Kinder Morgan, Inc. ................. 766,420 13,856,874
Kosmos Energy Ltd.
(b)
................ 176,932 1,125,287
Magnolia Oil & Gas Corp., Class A ....... 64,713 1,517,520
Marathon Oil Corp. .................. 246,186 6,664,255
Marathon Petroleum Corp. ............ 181,618 21,138,519
Matador Resources Co.
(a)
............. 43,517 2,490,913
Murphy Oil Corp. ................... 56,681 2,437,850
New Fortress Energy, Inc., Class A ....... 18,564 787,485
Northern Oil and Gas, Inc. ............. 26,433 814,665
Occidental Petroleum Corp. ............ 281,837 17,752,913
ONEOK, Inc. ...................... 173,181 11,377,992
Ovintiv, Inc. ....................... 96,298 4,883,272
PBF Energy, Inc., Class A ............. 44,390 1,810,224
PDC Energy, Inc. ................... 35,752 2,269,537
Peabody Energy Corp.
(a)(b)
............. 45,186 1,193,814
Pembina Pipeline Corp.
(a)
............. 215,109 7,302,951
Permian Resources Corp., Class A ....... 79,162 744,123
Phillips 66 ........................ 183,160 19,063,293
Pioneer Natural Resources Co. ......... 92,088 21,031,978
Range Resources Corp. .............. 93,727 2,345,050
SM Energy Co. .................... 47,717 1,661,983
Southwestern Energy Co.
(b)
............ 427,974 2,503,648
Suncor Energy, Inc.
(a)
................ 522,798 16,588,381
Targa Resources Corp. ............... 87,758 6,450,213
TC Energy Corp. ................... 392,169 15,631,856
Texas Pacific Land Corp.
(a)
............ 2,387 5,595,677

Schedule of Investments
(unaudited) (continued)
December 31, 2022
iShares
®
North American Natural Resources ETF
2
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Valero Energy Corp. ................. 148,321 $ 18,816,002
Vermilion Energy, Inc. ................ 63,613 1,125,950
Williams Cos., Inc. (The) .............. 472,029 15,529,754
World Fuel Services Corp. ............. 23,899 653,160
652,456,941
Paper & Forest Products — 0.4%
Louisiana-Pacific Corp. ............... 27,707 1,640,254
West Fraser Timber Co. Ltd. ........... 23,369 1,689,345
3,329,599
Total Long-Term Investments — 99.8%
(Cost: $898,466,603) ............................. 903,609,305
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 4.6%
(c)(d)
BlackRock Cash Funds: Institutional, SL
Agency Shares, 4.53%
(e)
............ 40,149,660 $ 40,161,705
BlackRock Cash Funds: Treasury, SL Agency
Shares, 4.12% .................. 1,069,783 1,069,783
Total Short-Term Securities — 4.6%
(Cost: $41,216,929) .............................. 41,231,488
Total Investments — 104.4%
(Cost: $939,683,532 ) ............................. 944,840,793
Liabilities in Excess of Other Assets — (4.4)% ............ (39,929,818)
Net Assets — 100.0% ..............................
$ 904,910,975
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/22
Shares
Held at
12/31/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency Shares $ 7,685,209 $ 32,460,613
(a)
$ — $ 2,549 $ 13,334 $ 40,161,705 40,149,660 $ 48,201
(b)
$ —
BlackRock Cash Funds: Treasury,
SL Agency Shares ........ 1,640,000 — (570,217)
(a)
— — 1,069,783 1,069,783 25,145 —
$ 2,549 $ 13,334 $ 41,231,488 $ 73,346 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Energy Select Sector Index .............................................. 11 03/17/23 $ 1,012 $ 14,849
E-Mini Materials Select Sector Index ............................................. 2 03/17/23 166 (1,514)
$ 13,335

Schedule of Investments
(unaudited) (continued)
December 31, 2022
iShares
®
North American Natural Resources ETF
3
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 903,609,305 $ — $ — $ 903,609,305
Short-Term Securities
Money Market Funds ...................................... 41,231,488 — — 41,231,488
$ 944,840,793 $ — $ — $ 944,840,793
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 14,849 $ — $ — $ 14,849
Liabilities
Equity contracts ........................................... (1,514) — — (1,514)
$ 13,335 $ — $ — $ 13,335
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares